Share-Based Compensation - Summary of LBH Incentive Units Activity (Details) - Incentive Units [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of period | shares	9,992
Granted | shares	21,070
Forfeited | shares	(1,042)
Outstanding at end of period | shares	30,020
Outstanding at beginning of period | $ / shares	$ 3,590
Granted | $ / shares	3,712
Forfeited | $ / shares	3,591
Outstanding at end of period | $ / shares	$ 5,130
Weighted Average Remaining Contractual Term (years)	1 year 5 months 15 days